                        SUPPLEMENT DATED OCTOBER 1, 1999
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                           ING LARGE CAP GROWTH FUND
                            ING GROWTH & INCOME FUND
                            ING MID CAP GROWTH FUND
                           ING SMALL CAP GROWTH FUND
                               ING BALANCED FUND
                          ING GLOBAL BRAND NAMES FUND
                         ING INTERNATIONAL EQUITY FUND
                        ING EMERGING MARKETS EQUITY FUND
                            ING EUROPEAN EQUITY FUND
                         ING TAX EFFICIENT EQUITY FUND
                                 ING FOCUS FUND
                     ING GLOBAL INFORMATION TECHNOLOGY FUND
                          ING GLOBAL REAL ESTATE FUND

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- On September 30, 1999, the Board of Trustees of the ING Funds Trust approved the filing of a preliminary proxy statement with the Securities and Exchange Commission that recommends to the shareholders of the ING Small Cap Growth Fund that Furman Selz Capital Management LLC replace Baring Asset Management, Inc. as sub-adviser to the Fund. This change, if approved by shareholders of the Fund, will be effective October 31, 1999.

- ING Funds Trust is currently offering only ten of the thirteen funds listed in the Prospectus. These funds are: ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund and ING Global Information Technology Fund. The ING Balanced Fund, ING Emerging Markets Equity Fund and ING Global Real Estate Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- The annual amount withdrawn pursuant to the Systematic Withdrawal Plan, as it pertains to the Class A, B and C waiver of the CDSC, must be equal to 10% of the initial account balance, and the minimum initial account balance must be at least equal to $20,000.

- Each of the Funds currently offers under a separate prospectus Class I shares. These shares may be purchased only by retirement plans affiliated with ING Group. Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.
                                  ING-EQSUPP3

                        SUPPLEMENT DATED OCTOBER 1, 1999
                        TO PROSPECTUS DATED JULY 1, 1999
                               OF ING FUNDS TRUST

                           ING LARGE CAP GROWTH FUND
                            ING GROWTH & INCOME FUND
                            ING MID CAP GROWTH FUND
                           ING SMALL CAP GROWTH FUND
                               ING BALANCED FUND
                          ING GLOBAL BRAND NAMES FUND
                         ING INTERNATIONAL EQUITY FUND
                        ING EMERGING MARKETS EQUITY FUND
                            ING EUROPEAN EQUITY FUND
                         ING TAX EFFICIENT EQUITY FUND
                                 ING FOCUS FUND
                     ING GLOBAL INFORMATION TECHNOLOGY FUND
                          ING GLOBAL REAL ESTATE FUND

                                 CLASS I SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- On September 30, 1999, the Board of Trustees of the ING Funds Trust approved the filing of a preliminary proxy statement with the Securities and Exchange Commission that recommends to the shareholders of the ING Small Cap Growth Fund that Furman Selz Capital Management LLC replace Baring Asset Management, Inc. as sub-adviser to the Fund. This change, if approved by shareholders of the Fund, will be effective October 31, 1999.

- ING Funds Trust (the "Trust") is currently offering only ten of the thirteen funds listed in the Prospectus. These funds are: ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund and ING Global Information Technology Fund. The ING Balanced Fund, ING Emerging Markets Equity Fund and ING Global Real Estate Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                 ING-EQSUPP2-I

                        SUPPLEMENT DATED OCTOBER 1, 1999
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                          ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND
                       ING NATIONAL TAX-EXEMPT BOND FUND

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only three of the five funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund. The ING Mortgage Income and ING National Tax-Exempt Bond Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- The annual amount withdrawn pursuant to the Systematic Withdrawal Plan, as it pertains to the Class A, B and C waiver of the CDSC, must be equal to 10% of the initial account balance, and the minimum initial account balance must be at least equal to $20,000.

- Each of the Funds, except the ING National Tax-Exempt Bond Fund, currently offers under a separate prospectus Class I shares. These shares may be purchased only by retirement plans affiliated with ING Group. Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                  ING-FFSUPP3

                        SUPPLEMENT DATED OCTOBER 1, 1999
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                          ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND

                                 CLASS X SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only three of the four funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund. The ING Mortgage Income, although listed in the Prospectus, is not being offered as of the date of this supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- Each of the Funds currently offers under a separate prospectus Class I shares. These shares may be purchased only by retirement plans affiliated with ING Group. Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                 ING-FFSUPP3-X

                        SUPPLEMENT DATED OCTOBER 1, 1999
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                      ING U. S. TREASURY MONEY MARKET FUND
                             ING MONEY MARKET FUND

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only one of the two Funds listed in the Prospectus. The fund being offered is the ING Money Market Fund. The ING U.S. Treasury Money Market Fund, although listed in the Prospectus, is not being offered as of the date of this Supplement.

- A statement of additional information, dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into the Prospectus.

- Investors who purchase Class A shares of the Funds may exchange their shares for Class A shares or shares of any other class of the other funds within the ING Family of Funds.

- The address for ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. has changed to 1475 Dunwoody Drive, West Chester, PA 19380.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- The annual amount withdrawn pursuant to the Systematic Withdrawal Plan, as it pertains to the Class A, B and C waiver of the CDSC, must be equal to 10% of the initial account balance, and the minimum initial account balance must be at least equal to $20,000.

- Commencing on July 6, 1999, the Class A shares of the ING Money Market Fund will reduce the waiver of Rule 12b-1 fees to .39%. Accordingly, annual fund operating expenses (as a percentage of average daily net assets) will be as follows:

                                       ING MONEY MARKET FUND
                                       Class A Shares
                                       ---------------------
Management Fees*                       .06%
12b-1 Fees*                            .11%
Shareholder Servicing Fees             .25%
Other Expenses**                       .35%
                                       --
     TOTAL FUND OPERATING EXPENSES***  .77%

  * Management Fees consisting of investment advisory and administrative fees (before waivers) would be 0.25% annually of the average daily net assets for the Fund. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for the Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

 ** Under the Fund Services Agreement, the Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. The Fund currently waives 0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Fund's consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

*** Total Fund Operating Expenses (before waivers) for the Fund would be 1.50% for Class A shares.

The following table represents the various costs and expenses that you will bear directly or indirectly as an investor in the Fund:

                                          FULL REDEMPTION*      NO REDEMPTION**
                                          -----------------    -----------------
                                          1 YEAR    3 YEARS    1 YEAR    3 YEARS
                                          ------    -------    ------    -------
Class A Shares..........................    $8        $25        $8        $25

 * Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.

** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.

     THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUND'S PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

     The figures following show past performance of the Sub-Adviser in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Money Market Fund, adjusted to reflect the reduced waiver of Rule 12b-1 fees. The performance is not necessarily representative of the past performance of the above-referenced team or any individual of the team. Information presented is based on performance data provided by the Sub-Adviser. The past performance does not represent the ING Money Market Fund's performance. The table shows the total returns for a composite of the actual performance of accounts managed by the Sub-Adviser for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Money Market Fund's Class A shares during its initial fiscal period as set forth above. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the IBC's Money Fund Report First Tier Average, a weekly report tracking the performance of over 1300 taxable and tax-free money funds. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Money Market Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

MONEY MARKET COMPOSITE ACCOUNT

                                                                        IBC
                                                                     FIRST TIER
                                                          CLASS A     AVERAGE
                                                          -------    ----------
1 Year..................................................   4.96%       5.06%
Since Inception*........................................   4.92%       4.99%

       * Inception date is August 1, 1996.

- Each of the Funds currently offers under a separate prospectus Class I shares. These shares may be purchased only by retirement plans affiliated with ING Group. Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                  ING-MMSUPP3

                        SUPPLEMENT DATED OCTOBER 1, 1999
                        TO PROSPECTUS DATED JULY 1, 1999
                               OF ING FUNDS TRUST

                               ING INTERNET FUND

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- The ING Internet Fund will be closed to new investors upon reaching $500 million of assets under management. At such point, however, existing investors will be permitted to continue to make additional investments in the Fund.

- The Fund will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

- The annual amount withdrawn pursuant to the Systematic Withdrawal Plan, as it pertains to the Class A, B and C waiver of the CDSC, must be equal to 10% of the initial account balance, and the minimum initial account balance must be at least equal to $20,000.

- Each of the Funds currently offers under a separate prospectus Class I shares. These shares may be purchased only by retirement plans affiliated with ING Group. Class I shares are sold without an initial sales charge and also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees.

If you would like more information about the ING Internet Fund call 877-INFO-ING or 877-463-6464.

                                  ING-INTSUPP2